Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets
The following tables present the Group’s financial instruments per category

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Current asset instruments at amortized cost
Trade receivables	$52,743	$42,061
Other receivables	2,354	4,094
Total current asset instruments at amortized cost	55,097	46,155
Non-current asset instruments at amortized cost
Other long-term receivables	571	422
Total non-current asset instruments at amortized cost	571	422
Total financial assets	$55,668	$46,577

Summary of financial liabilities, interest-bearing loans and borrowings

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2022
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2023	$2,113
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	2.5%-11%	2023-2032	$7,322
Total interest-bearing loans and borrowings			$9,435

Amounts in thousands USD	Interest Rate	Maturity	As of December 31, 2021
Current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022	$2,952
Non-current interest-bearing loans and borrowings
Lease Liabilities (Note 14)	6.25%-11%	2022-2031	$5,427
Total interest-bearing loans and borrowings			$8,379
The following tables show changes in liabilities attributable to financing activities for the Group respectively:

Amounts in thousands USD	Current Interest bearing liabilities (excluding current lease liabilities)	Current lease liabilities	Non-current Interest bearing liabilities (excluding Non-current lease liabilities)	Non- current lease liabilities	Total liabilities from financing activities
Liabilities as of January 1, 2020	$42,720	$1,414	$53,228	$3,050	$100,412
Cash flows	—	(1,490)	7,930	—	6,440
Non cash-flow:
New leases	—	637	—	474	1,111
Foreign exchange adjustments	—	153	143	196	492
Other	(42,720)	1,432	374	(1,430)	(42,344)
Liabilities as of December 31, 2020	$—	$2,146	$61,675	$2,290	$66,111
Cash flows	—	(2,845)	(63,315)	—	(66,160)
Non cash-flow:
New leases	—	1,379	—	5,320	6,699
Foreign exchange adjustments	—	(133)	(58)	222	31
Other	—	2,405	1,698	(2,405)	1,698
Liabilities as of December 31, 2021	$—	$2,952	$—	$5,427	$8,379
Cash flows	—	(2,908)	—	—	(2,908)
Non cash-flow:
New leases	—	438	—	2,386	2,824
Foreign exchange adjustments	—	(78)	—	(272)	(350)
Other	—	1,709	—	(219)	1,490
Liabilities as of December 31, 2022	$—	$2,113	$—	$7,322	$9,435

Summary of other financial liabilities

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Other financial liabilities at amortized cost
Advance invoiced customers	$1,694	$5,447
Accounts payable	6,885	8,668
Total other current financial liabilities	$8,579	$14,115